UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Investment Advisor

Kopernik Global Investors, LLC

KGGIX | KGGAX

Kopernik Global All-Cap Fund

KGIIX | KGIRX

Kopernik International Fund

Semi-Annual Report

APRIL 30, 2024

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-887-4KGI; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 80.1%	Shares	Value

ARGENTINA — 0.2%

Cresud SA ADR	397,314	$3,790,378

IRSA Inversiones y Representaciones ADR	14,790	140,501

		3,930,879

BRAZIL — 1.1%

BrasilAgro - Brasileira de Propriedades Agricolas	385,100	1,920,828

Centrais Eletricas Brasileiras SA	2,913,411	21,230,881

		23,151,709

CANADA — 12.9%

Aris Mining Corp. * † (A)	4,345,596	17,614,082

Artemis Gold, Inc. *	3,641,636	23,728,235

Barrick Gold Corp.	1,112,198	18,506,975

Bear Creek Mining Corp. *(B)	12,752,179	3,195,803

Dundee Corp., Cl A * (A)(B)	2,419,423	2,407,736

Equinox Gold Corp. * (A)	9,115,584	49,330,695

Fission Uranium Corp. *	9,083,466	7,126,098

Gabriel Resources, Ltd. * † (A)(B)	59,839,056	760,675

International Tower Hill Mines, Ltd. * (A)(B)	6,548,183	4,124,700

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

CANADA — continued

Northern Dynasty Minerals, Ltd. (CAD) * (A)(B)	2,873,848	$866,340

Northern Dynasty Minerals, Ltd. (USD) *(B)	15,400,762	4,674,131

Novagold Resources, Inc. * (A)	6,752,621	19,582,601

Pan American Silver Corp. (B)	491,051	9,056,612

Perpetua Resources Corp. * (A)	2,329,638	12,719,824

Sandstorm Gold, Ltd.	1,142,031	6,235,489

Seabridge Gold, Inc. (CAD) *	1,422,848	21,311,972

Seabridge Gold, Inc. (USD) * (A)	1,371,204	20,568,060

Sprott, Inc.	316,255	12,398,418

Western Copper & Gold Corp. *	2,673,969	3,981,866

Wheaton Precious Metals Corp.	715,024	37,281,351

		275,471,663

CHILE — 0.5%

Sociedad Quimica y Minera de Chile ADR	225,594	10,307,390

CHINA — 6.4%

Alibaba Group Holding, Ltd. ADR	143,939	10,773,834

Baidu, Inc., Cl A *	1,320,950	17,113,681

CGN Power Co., Ltd., Cl H (C)	122,352,000	41,025,622

China Communications Services, Cl H (A)	47,698,000	22,801,884

Guangshen Railway Co., Ltd., Cl H * (A)	46,838,679	12,715,378

Hi Sun Technology China, Ltd. * (A)(B)	77,520,000	5,142,688

PAX Global Technology, Ltd.	7,230,000	6,049,178

Shanghai Electric Group Co., Ltd., Cl H *	44,944,000	9,142,286

Sinopec Engineering Group, Cl H	11,534,000	7,429,101

Sinopharm Group, Co., Cl H	2,076,400	5,243,662

		137,437,314

FRANCE — 1.5%

Carrefour SA	1,237,279	20,815,055

Euroapi * (A)	3,367,352	10,563,167

		31,378,222

GERMANY — 1.5%

K+S AG	2,151,701	32,189,365

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

HONG KONG — 4.0%

CK Hutchison Holdings, Ltd.	10,839,500	$52,645,024

First Pacific, Co.	32,514,000	15,205,988

Luks Group Vietnam Holdings Co., Ltd. (A)(B)	9,255,000	1,005,631

SJM Holdings, Ltd. *	29,827,000	10,946,670

WH Group, Ltd.	7,133,000	5,184,550

		84,987,863

INDONESIA — 0.1%

United Tractors TBK	844,100	1,286,489

JAPAN — 4.8%

Electric Power Development	243,600	4,138,033

Fukuda Corp. (A)	195,500	6,791,225

Inpex Corp.	411,900	6,170,181

Japan Petroleum Exploration Co., Ltd.	233,600	9,854,013

Kamigumi Co., Ltd.	613,550	13,249,973

Kato Sangyo Co., Ltd.	199,200	5,776,798

KYORIN Pharmaceutical, Co., Ltd. (A)	1,707,600	19,897,597

Medipal Holdings, Corp.	186,600	2,926,458

Suzuken Co., Ltd.	538,100	15,892,105

West Japan Railway Co.	952,400	18,077,929

		102,774,312

KAZAKHSTAN — 3.3%

Halyk Savings Bank of Kazakhstan JSC GDR	1,028,092	19,184,197

NAC Kazatomprom JSC GDR	182,913	7,359,494

NAC Kazatomprom JSC GDR (C)	1,110,803	44,693,099

		71,236,790

LEBANON — 0.1%

Solidere ADR *(B)(D)	174,732	1,897,589

MALAYSIA — 0.7%

Genting Plantations BHD	5,260,700	6,669,259

Oriental Holdings	5,799,900	8,289,671

		14,958,930

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

RUSSIA — 4.2%

Etalon Group GDR * (A)(B)(D)	12,219,734	$4,149,822

Federal Grid - Rosseti PJSC *(D)	17,511,927,373	7,345,827

Gazprom PJSC *(B)(D)	25,899,221	13,584,141

Lenta PLC GDR *(B)(D)	6,287,850	4,592,017

LSR Group PJSC, Cl A (B)(D)	1,673,664	6,122,977

Moscow Exchange MICEX-RTS PJSC (B)(D)	14,084,614	10,653,213

Polyus PJSC GDR *(B)(D)	613,103	13,031,014

RusHydro PJSC (B)(D)	6,529,118,388	15,016,972

Sberbank of Russia PJSC (B)(D)	12,648,865	12,524,204

VTB Bank PJSC *(B)(D)	47,423,109,862	3,552,293

		90,572,480

SINGAPORE — 3.6%

First Resources, Ltd.	20,501,500	21,120,983

Golden Agri-Resources, Ltd. (A)	265,609,400	53,509,091

Yoma Strategic Holdings, Ltd. * (A)	66,818,200	2,436,891

		77,066,965

SOUTH AFRICA — 4.9%

Anglo American Platinum, Ltd.	799,124	27,837,450

Harmony Gold Mining Co., Ltd. ADR	1,699,160	14,561,801

Impala Platinum Holdings, Ltd.	13,960,341	62,145,218

		104,544,469

SOUTH KOREA — 16.2%

Chong Kun Dang Pharmaceutical	12,333	925,714

DL E&C Co., Ltd. (A)	772,665	20,712,898

GS Holdings	274,795	8,884,604

Hana Financial Group	322,195	13,589,157

Hankook & Co.	1,091,508	12,754,309

Hyundai Department Store Co. (A)	670,484	25,361,538

Korea Electric Power Corp. *	2,228,079	34,014,427

Korea Electric Power Corp. ADR *	198,178	1,516,062

Korean Reinsurance, Co.	1,770,465	10,464,622

KT Corp.	2,140,045	53,505,300

KT Corp. ADR *	2,513,666	31,772,738

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH KOREA — continued

LG Corp.	539,668	$30,792,347

LG Uplus Corp. (A)	10,896,212	77,390,384

Lotte Chemical Corp.	238,582	18,436,999

LX Holdings, Corp.	417,447	2,102,140

PHA Co., Ltd.	420,687	3,409,609

		345,632,848

SRI LANKA — 0.2%

Hemas Holdings PLC (A)(B)	16,019,905	4,792,418

THAILAND — 0.5%

Kasikornbank PLC	2,959,100	10,387,325

UKRAINE — 0.7%

Astarta Holding PLC (A)(B)	659,000	4,451,386

MHP SE (LSE Shares) GDR *(B)	3,339,875	11,007,737

MHP SE (USD Shares) GDR * (A)(B)(C)	44,627	147,084

		15,606,207

UNITED KINGDOM — 1.7%

Vodafone Group PLC	18,915,390	15,951,359

Yellow Cake PLC *(C)	2,631,049	21,122,209

		37,073,568

UNITED STATES — 11.0%

Air Lease Corp., Cl A	113,738	5,714,197

Newmont Corp.	462,122	18,780,638

Newmont Corp. CDI	1,717,435	69,536,687

Range Resources Corp.	1,311,116	47,082,176

Royal Gold, Inc.	266,029	31,958,064

Southwestern Energy Co. *	8,227,966	61,627,465

		234,699,227

TOTAL COMMON STOCK

(Cost $1,812,408,708)		1,711,384,022

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

U.S TREASURY OBLIGATIONS — 12.0%	Face Amount	Value

United States Treasury Bills

5.348%, 05/23/24(E)	$57,075,300	$56,891,137

5.268%, 07/09/24(E)	201,412,700	199,379,759

TOTAL U.S TREASURY OBLIGATIONS
(Cost $256,306,656)		256,270,896

PREFERRED STOCK — 1.8%	Shares

BRAZIL — 0.6%

Petroleo Brasileiro (F)	1,423,500	11,491,954

CANADA — 0.0%

Gabriel Resources, Ltd.* (A)(B)(F)	4,960,582	63,059

Gabriel Resources, Ltd. * (A)(B)(F)	3,471,971	44,136

		107,195

GERMANY — 0.7%

Draegerwerk & KGaA , 0.900%(A)	289,709	15,429,286

SOUTH KOREA — 0.5%

Hyundai Motor Co., 4.170%	42,263	4,809,109

Hyundai Motor Co., Series 2 , 4.170%	49,314	5,635,001

		10,444,110

TOTAL PREFERRED STOCK

(Cost $27,956,199)		37,472,545

UNIT TRUST FUND — 1.4%

CANADA — 1.4%

Sprott Physical Uranium Trust *	1,374,971	29,354,155

TOTAL UNIT TRUST FUND

(Cost $8,042,477)		29,354,155

CONVERTIBLE BOND — 0.3%	Face Amount

INDIA — 0.0%

REI Agro, Ltd. 5.500%, 13/11/14(D)	$723,000	—

UNITED STATES — 0.3%

Northern Dynasty Minerals, Ltd. 2.000%, 11/12/32(D)	$7,108,000	7,181,923

TOTAL CONVERTIBLE BOND

(Cost $7,831,000)		7,181,923

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

RIGHTS — 0.1%	Number of Rights	Value

CANADA — 0.1%

Pan American Silver Corp., Expires 02/22/29#(B)(D)	2,532,384	$1,291,769

TOTAL RIGHTS

(Cost $–)		1,291,769

WARRANT — 0.0%	Number of Warrants

CANADA — 0.0%

Bear Creek Mining, Corp., Expires 10/08/28*(B)	9,126,364	928,116

TOTAL WARRANT

(Cost $534,546)		928,116

SHORT TERM INVESTMENT — 0.5%	Shares

Dreyfus Treasury Securities Cash Management Fund, 4.780%(G)	11,504,228	11,504,228

TOTAL SHORT TERM INVESTMENT

(Cost $11,504,228)		11,504,228

PURCHASED OPTION — 1.3%		Value

UNITED STATES — 1.3% *
TOTAL PURCHASED OPTIONS
(Cost $38,020,435)		28,347,210

TOTAL INVESTMENTS — 97.5%

(Cost $2,162,604,249)		2,083,734,864

Other Assets and Liabilities, Net — 2.5%		53,282,129

NET ASSETS — 100.0%		$2,137,016,993

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 1.3%

Put Options
April 24 Puts on SPXW*	804	$404,869,476	$4,770.00	04/30/24	$12,060

July 24 Puts on SPXW*	943	474,865,567	5,100.00	07/31/24	13,730,080

June 24 Puts on SPXW*	737	371,130,353	5,140.00	06/28/24	11,077,110

May 24 Puts on SPXW*	991	499,036,879	4,900.00	05/31/24	3,527,960

TOTAL PURCHASED OPTIONS (Cost $38,020,435)		$1,749,902,275			$28,347,210

*	Non-income producing security.
†	Restricted Equity.
#	Expiration date unavailable.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2024 was $139,084,263 and represented 6.5% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2024 was $106,988,014 and represents 5.0% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Rate unavailable.
(G)	The rate reported is the 7-day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

CAD — Canadian Dollar

CDI — Chess Depositary Interest

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SPXW — Standard & Poor’s 500 Index Options Weekly

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

The following is a summary of the level of inputs us as of April 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Argentina	$3,930,879	$—	$—	$3,930,879

Brazil	23,151,709	—	—	23,151,709

Canada	275,471,663	—	—	275,471,663

Chile	10,307,390	—	—	10,307,390

China	10,773,834	126,663,480	—	137,437,314

France	—	31,378,222	—	31,378,222

Germany	—	32,189,365	—	32,189,365

Hong Kong	1,005,631	83,982,232	—	84,987,863

Indonesia	—	1,286,489	—	1,286,489

Japan	—	102,774,312	—	102,774,312

Kazakhstan	19,184,197	52,052,593	—	71,236,790

Lebanon	—	—	1,897,589	1,897,589

Malaysia	—	14,958,930	—	14,958,930

Russia	—	—	90,572,480	90,572,480

Singapore	53,509,091	23,557,874	—	77,066,965

South Africa	14,561,801	89,982,668	—	104,544,469

South Korea	33,288,800	312,344,048	—	345,632,848

Sri Lanka	4,792,418	—	—	4,792,418

Thailand	—	10,387,325	—	10,387,325

Ukraine	4,451,386	11,154,821	—	15,606,207

United Kingdom	—	37,073,568	—	37,073,568

United States	165,162,540	69,536,687	—	234,699,227

Total Common Stock	619,591,339	999,322,614	92,470,069	1,711,384,022

U.S Treasury Obligations

United States	—	256,270,896	—	256,270,896

Preferred Stock

Brazil	11,491,954	—	—	11,491,954

Canada	—	107,195	—	107,195

Germany	—	15,429,286	—	15,429,286

South Korea	—	10,444,110	—	10,444,110

Total Preferred Stock	11,491,954	25,980,591	—	37,472,545

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total

Unit Trust Fund

Canada	$29,354,155	$—	$—	$29,354,155

Convertible Bonds

India	—	—	—^	—

United States	—	—	7,181,923	7,181,923

Total Convertible Bonds	—	—	7,181,923	7,181,923

Rights

Canada	—	—	1,291,769	1,291,769

Warrant

Canada	—	928,116	—	928,116

Short Term Investment

United States	—	11,504,228	—	11,504,228

Purchased Options

United States	28,347,210	—	—	28,347,210

Total Investments in Securities	$688,784,658	$1,294,006,445	$100,943,761	$2,083,734,864

^ Includes securities in which the value is $0 or has been rounded to $0.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bond	Rights	Total
Beginning balance as of November 1, 2023	$ 84,847,793	$ —	$ 1,268,724	$ 86,116,517

Accrued discounts/premiums	—	—	—	—

Realized gain/(loss)	(707,025)	—	—	(707,025)
Change in unrealized appreciation/(depreciation)	8,527,333	73,923	23,045	8,624,301

Purchases	—	7,108,000	—	7,108,000

Sales	(198,032)	—	—	(198,032)

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	—	—	—	—

Ending balance as of April 30, 2024	$ 92,470,069	$ 7,181,923	$ 1,291,769	$ 100,943,761

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$8,527,333	$ 73,923	$23,045	$8,624,301

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

For the six months ended April 30, 2024, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

As of April 30, 2024, the Global All Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at April 30, 2024, were as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value

Common Stock
Aris Mining Corp.	4,345,596	11/9/2020	$10,356,110	$17,614,082
Gabriel Resources, Ltd.	59,839,056	5/31/2021	16,615,300	760,675

			$26,971,410	$18,374,757

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2023 through April 30, 2024. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2024	Dividend/ Interest Income
Aris Mining Corp.
$ 10,811,110	$—	$—	$—	$6,802,972	$17,614,082	$—
Astarta Holding PLC
4,675,382	—	—	—	(223,996)	4,451,386	—
China Communications Services, Cl H
19,418,932	86,452	—	—	3,296,500	22,801,884	—
DL E&C Co., Ltd.
22,757,828	2,973,600	(6,990,072)	(2,835,040)	4,806,582	20,712,898	310,142
Draegerwerk & KGaA
13,280,225	1,310,689	—	—	838,372	15,429,286	—
Dundee Corp., Cl A
1,831,905	—	—	—	575,831	2,407,736	—
Equinox Gold Corp.
34,609,961	5,299,051	—	—	9,421,683	49,330,695	—
Etalon Group GDR
3,329,166	—	(198,032)	(707,025)	1,725,713	4,149,822	—
Euroapi
—	12,332,180	—	—	(1,769,013)	10,563,167	—
Fukuda Corp.
7,429,983	75,978	(1,340,375)	(251,505)	877,144	6,791,225	180,052

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2024 (Unaudited)

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2024	Dividend/ Interest Income
Gabriel Resources, Ltd.
$ 2,614,745	$—	$—	$—	$(2,507,550)	$107,195	$—
Gabriel Resources, Ltd.
18,815,211	—	(515,923)	(212,942)	(17,325,671)	760,675	—
Golden Agri-Resources, Ltd.
56,939,897	—	(4,523,589)	(875,310)	1,968,093	53,509,091	—
Guangshen Railway Co., Ltd., Cl H
8,376,930	—	—	—	4,338,448	12,715,378	—
Hemas Holdings PLC
3,471,957	—	—	—	1,320,461	4,792,418	19,537
Hi Sun Technology China, Ltd.
4,471,072	520,214	—	—	151,402	5,142,688	—
Hyundai Department Store Co.
22,903,940	3,569,606	—	—	(1,112,008)	25,361,538	634,490
International Tower Hill Mines, Ltd.
2,534,802	—	—	—	1,589,898	4,124,700	—
KYORIN Pharmaceutical, Co., Ltd.
20,141,902	—	—	—	(244,305)	19,897,597	360,967
LG Uplus Corp.
46,415,319	36,193,569	—	—	(5,218,504)	77,390,384	2,661,013
Luks Group Vietnam Holdings Co., Ltd.
1,170,883	—	—	—	(165,252)	1,005,631	—
MHP SE (USD Shares) GDR
137,779	—	—	—	9,305	147,084	—
Northern Dynasty Minerals, Ltd. (CAD)
922,201	—	—	—	(55,861)	866,340	—
Novagold Resources, Inc.
11,556,818	9,864,062	(8,988)	(3,070)	(1,826,221)	19,582,601	—
Perpetua Resources Corp.
8,409,993	—	—	—	4,309,831	12,719,824	—
Seabridge Gold, Inc. (USD)
13,509,285	1,517,266	—	—	5,541,509	20,568,060	—
Yoma Strategic Holdings, Ltd.
3,706,613	—	—	—	(1,269,722)	2,436,891	—

Totals:
$ 344,243,839	$73,742,667	$(13,576,979)	$(4,884,892)	$15,855,641	$415,380,276	$4,166,201

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 72.0%	Shares	Value

BRAZIL — 1.0%

Centrais Eletricas Brasileiras SA	733,760	$5,347,124

CANADA — 8.8%

Barrick Gold Corp.	973,666	16,201,802

Equinox Gold Corp. * (A)	1,153,314	6,241,375

Novagold Resources, Inc. * (A)	2,193,111	6,360,022

Pan American Silver Corp. (B)	140,235	2,586,400

Wheaton Precious Metals Corp.	308,873	16,104,638

		47,494,237

CHILE — 0.5%

Sociedad Quimica y Minera de Chile ADR	57,006	2,604,604

CHINA — 7.2%

Alibaba Group Holding, Ltd. ADR	38,280	2,865,258

Baidu, Inc., Cl A *	333,750	4,323,927

CGN Power Co., Ltd., Cl H (C)	31,379,000	10,521,634

China Communications Services, Cl H (A)	15,766,000	7,536,889

Guangshen Railway Co., Ltd., Cl H * (A)	10,554,000	2,865,113

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

CHINA — continued

PAX Global Technology, Ltd.	3,664,000	$3,065,586

Shanghai Electric Group Co., Ltd., Cl H *	12,684,000	2,580,117

Shanghai Mechanical and Electrical Industry, Cl B	4,311,615	4,091,722

Sinopharm Group, Co., Cl H	541,200	1,366,726

		39,216,972

FRANCE — 1.0%

Carrefour SA	310,916	5,230,618

GERMANY — 2.1%

K+S AG	745,023	11,145,516

HONG KONG — 3.3%

CK Hutchison Holdings, Ltd.	2,712,000	13,171,577

K Wah International Holdings, Ltd.	3,667,000	853,678

SJM Holdings, Ltd. *	7,675,000	2,816,766

WH Group, Ltd.	1,796,500	1,305,768

		18,147,789

INDONESIA — 0.7%

Indofood Sukses Makmur TBK	9,156,100	3,515,981

United Tractors TBK	214,200	326,461

		3,842,442

JAPAN — 3.5%

Electric Power Development	61,900	1,051,495

Inpex Corp.	316,600	4,742,605

Kamigumi Co., Ltd.	156,800	3,386,188

Medipal Holdings, Corp.	49,100	770,038

Suzuken Co., Ltd.	141,500	4,179,024

West Japan Railway Co.	247,400	4,696,010

		18,825,360

KAZAKHSTAN — 4.3%

Halyk Savings Bank of Kazakhstan JSC GDR	352,517	6,577,967

NAC Kazatomprom JSC GDR	80,082	3,222,095

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

KAZAKHSTAN — continued

NAC Kazatomprom JSC GDR (C)	335,296	$13,490,617

		23,290,679

RUSSIA — 6.7%

Federal Grid - Rosseti PJSC *(D)	3,021,385,233	1,267,398

Gazprom Neft PJSC (B)(D)	2,817,940	6,773,912

Gazprom PJSC *(B)(D)	8,122,810	4,265,844

Lenta PLC GDR *(B)(D)	1,271,467	928,552

LSR Group PJSC, Cl A (B)(D)	510,671	1,868,253

Moscow Exchange MICEX-RTS PJSC (B)(D)	5,746,159	4,346,236

Polyus PJSC GDR *(B)(D)	249,258	5,297,779

RusHydro PJSC (B)(D)	991,278,397	2,323,060

Sberbank of Russia PJSC (B)(D)	8,292,394	8,210,668

VTB Bank PJSC *(B)(D)	11,647,406,497	872,465

		36,154,167

SINGAPORE — 2.8%

Golden Agri-Resources, Ltd. (A)	76,439,700	15,399,375

SOUTH AFRICA — 6.3%

Anglo American Platinum, Ltd.	350,801	12,220,138

Harmony Gold Mining Co., Ltd. ADR	329,475	2,823,601

Impala Platinum Holdings, Ltd.	4,330,176	19,276,014

		34,319,753

SOUTH KOREA — 13.3%

DL E&C Co., Ltd. (A)	146,186	3,918,821

GS Holdings	70,420	2,276,802

Hana Financial Group	81,197	3,424,630

Korea Electric Power Corp. *	449,960	6,869,205

Korea Electric Power Corp. ADR *	272,687	2,086,056

KT Corp.	578,701	14,468,654

KT Corp. ADR *	561,521	7,097,625

LG Corp.	135,825	7,749,895

LG Uplus Corp. (A)	2,742,791	19,480,683

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH KOREA — continued

Lotte Chemical Corp.	63,184	$4,882,696

		72,255,067

THAILAND — 0.5%

Kasikornbank PLC	773,000	2,713,461

UKRAINE — 0.5%

MHP SA GDR * (A)(B)	792,536	2,612,082

UNITED KINGDOM — 2.3%

Vodafone Group PLC	4,817,971	4,062,998

Yellow Cake PLC *(C)	1,033,715	8,298,722

		12,361,720

UNITED STATES — 7.2%

Newmont Corp.	157,874	6,415,999

Newmont Corp. CDI	525,000	21,256,582

Royal Gold, Inc.	94,398	11,340,032

		39,012,613

TOTAL COMMON STOCK

(Cost $445,419,808)		389,973,579

U.S TREASURY OBLIGATIONS — 19.3%	Face Amount

United States Treasury Bills

5.348%, 05/23/24(E)	$25,479,700	25,397,485

5.268%, 07/09/24(E)	79,846,300	79,040,379

TOTAL U.S TREASURY OBLIGATIONS
(Cost $104,452,166)		104,437,864

PREFERRED STOCK — 1.5%	Shares

BRAZIL — 1.1%

Petroleo Brasileiro (F)	754,300	6,089,484

SOUTH KOREA — 0.4%

Hyundai Motor Co., Series 2 , 4.170%(A)	18,267	2,087,330

TOTAL PREFERRED STOCK

(Cost $4,079,290)		8,176,814

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2024 (Unaudited)

UNIT TRUST FUND — 1.1%	Shares	Value

CANADA — 1.1%

Sprott Physical Uranium Trust *	273,221	$5,832,975

TOTAL UNIT TRUST FUND

(Cost $3,214,448)		5,832,975

SHORT TERM INVESTMENT — 0.5%

Dreyfus Treasury Securities Cash Management Fund, 4.780%(G)	2,749,897	2,749,897

TOTAL SHORT TERM INVESTMENT

(Cost $2,749,897)		2,749,897

PURCHASED OPTIONS — 1.3%		Value

UNITED STATES — 1.3% *

TOTAL PURCHASED OPTIONS
(Cost $9,685,689)		7,152,840

TOTAL INVESTMENTS— 95.7%

(Cost $569,601,298)		518,323,969

Other Assets and Liabilities, Net — 4.3%		23,534,753

NET ASSETS — 100.0%		$541,858,722

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 1.3%

Put Options

April 24 Puts on SPXW*	206	$103,735,214	$4,770.00	04/30/24	$3,090

July 24 Puts on SPXW*	237	119,345,853	5,100.00	07/31/24	3,450,720

June 24 Puts on SPXW*	185	93,160,265	5,140.00	06/28/24	2,780,550

May 24 Puts on SPXW*	258	129,920,802	4,900.00	05/31/24	918,480

TOTAL PURCHASED OPTIONS

(Cost $9,685,689)		$446,162,134			$7,152,840

*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2024 was $40,085,251 and represented 7.5% of Net Assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2024 (Unaudited)

(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2024 was $32,310,973 and represents 6.0% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Rate unavailable.
(G)	The rate reported is the 7-day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SPXW — Standard and Poor’s 500 Index Weekly

The following is a summary of the level of inputs us as of April 30, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Brazil	$5,347,124	$—	$—	$5,347,124

Canada	47,494,237	—	—	47,494,237

Chile	2,604,604	—	—	2,604,604

China	2,865,258	36,351,714	—	39,216,972

France	—	5,230,618	—	5,230,618

Germany	—	11,145,516	—	11,145,516

Hong Kong	—	18,147,789	—	18,147,789

Indonesia	—	3,842,442	—	3,842,442

Japan	—	18,825,360	—	18,825,360

Kazakhstan	—	23,290,679	—	23,290,679

Russia	—	—	36,154,167	36,154,167

Singapore	—	15,399,375	—	15,399,375

South Africa	2,823,601	31,496,152	—	34,319,753

South Korea	9,183,681	63,071,386	—	72,255,067

Thailand	—	2,713,461	—	2,713,461

Ukraine	—	2,612,082	—	2,612,082

United Kingdom	—	12,361,720	—	12,361,720

United States	17,756,031	21,256,582	—	39,012,613

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2024 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total

Total Common Stock	$88,074,536	$265,744,876	$36,154,167	$389,973,579

U.S Treasury Obligations

United States	—	104,437,864	—	104,437,864

Preferred Stock

Brazil	6,089,484	—	—	6,089,484

South Korea	—	2,087,330	—	2,087,330

Total Preferred Stock	6,089,484	2,087,330	—	8,176,814

Unit Trust Fund

Canada	5,832,975	—	—	5,832,975

Short Term Investment

United States	—	2,749,897	—	2,749,897

Purchased Options

United States	—	7,152,840	—	7,152,840

Total Investments in Securities	$99,996,995	$382,172,807	$36,154,167	$518,323,969

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning balance as of November 1, 2023	$33,479,720

Accrued discounts/premiums	—

Realized gain/(loss)	—

Change in unrealized appreciation/(depreciation)	2,674,447

Purchases	—

Sales	—

Transfers into Level 3	—

Transfers out of Level 3	—

Ending balance as of April 30, 2024	$36,154,167

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$2,674,447

For the six months ended April 30, 2024, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2024 (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2023 through April 30, 2024 As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2024	Dividend/ Interest Income

China Communications Services, Cl H
$ 6,424,167	$23,368	$—	$—	$1,089,354	$7,536,889	$—
DL E&C Co., Ltd.
4,790,889	454,593	(1,742,533)	(1,809,787)	2,225,659	3,918,821	125,710
Equinox Gold Corp.
5,134,916	—	(124,933)	49,145	1,182,247	6,241,375	—
Golden Agri-Resources, Ltd.
16,382,341	—	(1,297,469)	(35,544)	350,047	15,399,375	360,572
Guangshen Railway Co., Ltd., Cl H
1,887,545	—	—	—	977,568	2,865,113	697,912
Hyundai Motor Co., Series 2
5,216,939	—	(5,706,053)	2,319,875	256,569	2,087,330	376,247
LG Uplus Corp.
8,830,353	12,050,163	—	—	(1,399,833)	19,480,683	—
MHP SA GDR
2,446,827	—	—	—	165,255	2,612,082	—
Novagold Resources, Inc.
5,022,283	3,353,100	(1,328,076)	(423,032)	(264,253)	6,360,022	—

Totals:
$ 56,136,260	$15,881,224	$(10,199,064)	$100,657	$4,582,613	$66,501,690	$1,560,441

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All-Cap Fund	Kopernik International Fund

Assets:
Investments, at Value (Cost $1,686,055,883 and $505,592,925)	$1,668,354,588	$451,822,279
Affiliated Investments, at Value (Cost $476,548,366 and $64,008,373)	415,380,276	66,501,690
Cash	27,121,444	15,328,105
Foreign Currency, at Value (Cost $14,055,366 and $3,007,848)	11,780,878	2,414,980
Receivable for Investment Securities Sold	10,768,056	816,421
Dividend and Interest Receivable	4,125,292	1,077,804
Receivable for Capital Shares Sold	1,680,777	5,171,648
Reclaim Receivable	841,118	181,495
Dividend and Interest Receivable from Affiliated Investments	346,468	—
Unrealized Gain on Foreign Spot Currency Contracts	36,133	—
Prepaid Expenses	29,987	23,409

Total Assets	2,140,465,017	543,337,831

Liabilities:
Payable for Investment Securities Purchased	387,792	105,098
Payable for Investment Securities Purchased from Affiliated Investments	579,534	141,390
Payable for Capital Shares Redeemed	581,649	685,899
Unrealized Loss on Foreign Spot Currency Contracts	—	398
Payable due to Adviser	1,552,950	385,455
Payable due to Administrator	124,847	31,400
Payable due to Custodian	91,950	42,341
Distribution Fees Payable (Class A Shares)	14,873	—
Distribution Fees Payable (Class Investor Shares)	—	1,758
Payable due to Trustees	8,285	3,860
Chief Compliance Officer Fees Payable	3,052	515
Payable for Printing Expense	67,313	57,751
Other Accrued Expenses and Other Payables	35,779	23,244

Total Liabilities	3,448,024	1,479,109

Commitments and Contingencies†
Net Assets	$2,137,016,993	$541,858,722

Net Assets Consist of:
Paid-in Capital	$2,218,423,374	$589,297,141
Total Distributable Loss	(81,406,381)	(47,438,419)

Net Assets	$2,137,016,993	$541,858,722

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All-Cap Fund	Kopernik International Fund

Class A Shares:
Net Assets	$79,458,063	N/A
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	6,652,894	N/A
Net Asset Value Offering and Redemption Price, Per Share*	$11.94	N/A

Maximum Offering Price Per Share ($ 11.94/94.25%)	$12.67	N/A

Investor Shares:
Net Assets	N/A	$9,162,239
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	N/A	671,396
Net Asset Value Offering and Redemption Price, Per Share	N/A	$13.65

Class I Shares:
Net Assets	$2,057,558,930	$532,696,483
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	173,249,407	38,833,994
Net Asset Value Offering and Redemption Price, Per Share	$11.88	$13.72

* Class A Shares are subject to a contingent deferred sales change of 0.75% if over $1 million but less than $4 million, plus 0.50% of the amount over $4 million but less than $50 million, plus 0.25% of the amount over $50 million, if you redeem any of your Class A Shares within 18 months of purchase.

† See Note 5 in the Notes to Financial Statements.

N/A — not applicable

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	Kopernik Global All-Cap Fund	Kopernik International Fund

Investment Income:
Dividends	$18,116,658	$4,071,922
Dividends from Affiliated Investments	4,166,201	1,560,441
Interest	7,440,542	3,064,007
Less: Foreign Taxes Withheld	(3,104,469)	(864,848)

Total Investment Income	26,618,932	7,831,522

Expenses:
Investment Advisory Fees	9,320,321	2,367,431
Administration Fees	743,917	189,910
Distribution Fees (Class A Shares)	98,596	—
Distribution Fees (Class Investor Shares)	—	17,217
Trustees’ Fees	19,566	6,843
Chief Compliance Officer Fees	5,268	1,546
Custodian Fees	251,788	101,522
Transfer Agent Fees	74,811	38,979
Printing Fees	55,144	37,772
Legal Fees	45,640	11,836
Registration and Filing Fees	30,760	29,119
Audit Fees	17,104	13,498
Other Expenses	26,562	8,023

Total Expenses	10,689,477	2,823,696

Less:
Fees Paid Indirectly — Note 4	(38,045)	(8,705)

Net Expenses	10,651,432	2,814,991

Net Investment Income	15,967,500	5,016,531

Net Realized Gain (Loss) on:
Investments	184,690,469	40,413,455
Affiliated Investments	(4,884,892)	100,657
Purchased Options	(27,824,348)	(7,189,504)
Foreign Currency Transactions	(453,487)	(95,898)

Net Realized Gain	151,527,742	33,228,710

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	30,402,139	2,869,659
Affiliated Investments	15,855,641	4,582,613
Purchased Options	(71,046,883)	(19,106,422)
Foreign Currency Transactions	(47,845)	(16,177)

Net Change in Unrealized Depreciation	(24,836,948)	(11,670,327)

Net Realized and Unrealized Gain	126,690,794	21,558,383

Net Increase in Net Assets Resulting from Operations	$142,658,294	$26,574,914

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$15,967,500	$49,523,596
Net Realized Gain	151,527,742	61,138,199
Net Change in Unrealized Appreciation (Depreciation)	(24,836,948)	218,289,345

Net Increase in Net Assets Resulting From Operations	142,658,294	328,951,140

Distributions:
Class A Shares	(6,384,934)	(8,876,579)
Class I Shares	(168,298,758)	(192,009,334)

Total Distributions	(174,683,692)	(200,885,913)

Capital Share Transactions:(1)
Class A Shares
Issued	8,028,176	20,725,271
Reinvestment of Distributions	5,410,789	7,451,761
Redemption Fees - Note 2	–	12,232
Redeemed	(13,396,167)	(22,120,237)

Net Class A Share Transactions	42,798	6,069,027

Class I Shares
Issued	182,569,236	698,251,070
Reinvestment of Distributions	123,634,776	152,324,679
Redeemed	(254,878,040)	(678,530,802)

Net Class I Share Transactions	51,325,972	172,044,947

Net Increase in Net Assets From Capital Share Transactions	51,368,770	178,113,974

Total Increase in Net Assets	19,343,372	306,179,201

Net Assets:
Beginning of Period	2,117,673,621	1,811,494,420

End of Period	$2,137,016,993	$2,117,673,621

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$5,016,531	$16,422,202
Net Realized Gain	33,228,710	27,836,766
Net Change in Unrealized Appreciation (Depreciation)	(11,670,327)	62,670,696

Net Increase in Net Assets Resulting From Operations	26,574,914	106,929,664

Distributions:
Class I Shares	(61,775,890)	(15,253,620)
Investor Shares	(1,861,147)	(278,165)

Total Distributions	(63,637,037)	(15,531,785)

Capital Share Transactions:(1)
Class I Shares
Issued	113,226,712	258,242,841
Reinvestment of Distributions	42,857,731	9,844,353
Redeemed	(123,796,303)	(323,806,779)

Net Class I Share Transactions	32,288,140	(55,719,585)

Investor Shares
Issued	2,373,985	8,308,024
Reinvestment of Distributions	1,845,583	257,503
Redeemed	(9,523,469)	(6,499,264)

Net Investor Share Transactions	(5,303,901)	2,066,263

Net Increase (Decrease) in Net Assets From Capital Share Transactions	26,984,239	(53,653,322)

Total Increase (Decrease) in Net Assets	(10,077,884)	37,744,557

Net Assets:
Beginning of Period	551,936,606	514,192,049

End of Period	$541,858,722	$551,936,606

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Class A Shares
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net Asset Value, Beginning of Period	$ 12.12	$ 11.56	$ 15.91	$ 11.45	$ 9.75	$ 9.55

Income (Loss) from Investment Operations:

Net Investment Income*	0.08	0.27	0.12	0.12	0.11	0.09

Net Realized and Unrealized Gain (Loss)	0.71	1.77	(3.21)	4.94	1.86	0.11

Total from Investment Operations	0.79	2.04	(3.09)	5.06	1.97	0.20

Dividends and Distributions:

Net Investment Income	(0.54)	(0.05)	(0.73)	(0.35)	(0.27)	—

Capital Gains	(0.43)	(1.43)	(0.53)	(0.25)	—	—

Total Dividends and Distributions	(0.97)	(1.48)	(1.26)	(0.60)	(0.27)	—

Net Asset Value, End of Period	$ 11.94	$ 12.12	$ 11.56	$ 15.91	$ 11.45	$ 9.75

Total Return†	6.72%	18.83%	(20.79)%	45.38%	20.64%	2.09%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$79,458	$80,526	$70,443	$105,632	$59,266	$56,434
Ratio of Expenses to Average Net Assets(1)	1.26%††	1.28%	1.26%	1.28%	1.30%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.26%††	1.28%	1.26%	1.28%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets	1.28%††	2.26%	0.87%	0.81%	1.01%	0.93%
Portfolio Turnover Rate	20%§	39%	58%	45%	50%	31%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.
††	Annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Class I Shares
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net Asset Value, Beginning of Period	$ 12.07	$ 11.52	$ 15.87	$ 11.41	$ 9.73	$ 9.53

Income (Loss) from Investment Operations:

Net Investment Income*	0.09	0.29	0.15	0.15	0.13	0.12

Net Realized and Unrealized Gain (Loss)	0.72	1.77	(3.20)	4.93	1.85	0.10

Total from Investment Operations	0.81	2.06	(3.05)	5.08	1.98	0.22

Dividends and Distributions:

Net Investment Income	(0.57)	(0.08)	(0.77)	(0.37)	(0.30)	(0.02)

Capital Gains	(0.43)	(1.43)	(0.53)	(0.25)	—	—

Total Dividends and Distributions	(1.00)	(1.51)	(1.30)	(0.62)	(0.30)	(0.02)

Net Asset Value, End of Period	$ 11.88	$ 12.07	$ 11.52	$ 15.87	$ 11.41	$ 9.73

Total Return†	6.93%	19.15%	(20.64)%	45.83%	20.81%	2.36%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$2,057,559	$2,037,148	$1,741,051	$2,262,284	$1,092,683	$930,874
Ratio of Expenses to Average Net Assets(1)	1.01%††	1.03%	1.01%	1.03%	1.05%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.01%††	1.03%	1.01%	1.03%	1.05%	1.05%
Ratio of Net Investment Income to Average Net Assets	1.53%††	2.46%	1.13%	1.06%	1.25%	1.18%
Portfolio Turnover Rate	20%§	39%	58%	45%	50%	31%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.
††	Annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Class I Shares
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net Asset Value, Beginning of Period	$ 14.73	$ 12.51	$ 17.42	$ 13.21	$ 12.38	$ 11.31

Income (Loss) from Investment Operations:

Net Investment Income*	0.13	0.40	0.15	0.14	0.14	0.16

Net Realized and Unrealized Gain (Loss)	0.58	2.16	(4.13)	4.50	1.01	1.04

Total from Investment Operations	0.71	2.56	(3.98)	4.64	1.15	1.20

Dividends and Distributions:

Net Investment Income	(0.63)	(0.16)	(0.34)	(0.26)	(0.16)	(0.13)

Capital Gains	(1.09)	(0.18)	(0.59)	(0.17)	(0.16)	—

Total Dividends and Distributions	(1.72)	(0.34)	(0.93)	(0.43)	(0.32)	(0.13)

Net Asset Value, End of Period	$ 13.72	$ 14.73	$ 12.51	$ 17.42	$ 13.21	$ 12.38

Total Return†	4.94%	20.65%	(24.02)%	35.71%	9.41%	10.78%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$532,696	$536,171	$502,671	$565,278	$215,822	$168,011
Ratio of Expenses to Average Net Assets(1)	1.04%††	1.04%	1.04%	1.09%(2)	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.04%††	1.04%	1.04%	1.06%	1.11%	1.12%
Ratio of Net Investment Income to Average Net Assets	1.87%††	2.77%	1.06%	0.83%	1.11%	1.32%
Portfolio Turnover Rate	19%§	53%	62%	56%	61%	45%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Investor Shares
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2019 (1)

Net Asset Value, Beginning of Period	$ 14.65	$ 12.44	$ 17.36	$ 13.18	$ 12.36	$ 11.41

Income (Loss) from Investment Operations:

Net Investment Income*	0.11	0.36	0.13	0.11	0.13	0.14

Net Realized and Unrealized Gain (Loss)	0.58	2.16	(4.14)	4.48	0.98	0.94

Total from Investment Operations	0.69	2.52	(4.01)	4.59	1.11	1.08

Dividends and Distributions:

Net Investment Income	(0.60)	(0.13)	(0.32)	(0.24)	(0.13)	(0.13)

Capital Gains	(1.09)	(0.18)	(0.59)	(0.17)	(0.16)	—

Total Dividends and Distributions	(1.69)	(0.31)	(0.91)	(0.41)	(0.29)	(0.13)

Net Asset Value, End of Period	$ 13.65	$ 14.65	$ 12.44	$ 17.36	$ 13.18	$ 12.36

Total Return†	4.77%	20.40%	(24.26)%	35.39%	9.12%	9.61%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$9,162	$15,766	$11,521	$7,336	$1,383	$250
Ratio of Expenses to Average Net Assets(2)	1.29%††	1.29%	1.29%	1.34%(3)	1.35%	1.35%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.29%††	1.29%	1.29%	1.31%	1.36%	1.37%††
Ratio of Net Investment Income to Average Net Assets	1.66%††	2.56%	0.87%	0.68%	1.02%	1.32%††
Portfolio Turnover Rate	19%§	53%	62%	56%	61%	45%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Investor Class Shares commenced operations December 10, 2018.
(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 12 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and, collectively, the “Funds”). The investment objective of the Funds is to provide long-term capital appreciation. The Kopernik Global All-Cap Fund is diversified and invests primarily (at least 40% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The Kopernik International Fund is diversified and invests primarily in equity securities of companies located throughout the world. The financial statements of the remaining funds of the Trust are presented separately. Kopernik Global Investors, LLC serves as the Funds investment adviser (the “Adviser”). The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective September 27, 2018, the Kopernik International Fund Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on any Fund operations or investment policies. The Investor Class Shares commenced operations on December 10, 2018.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2024, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $100,943,761 or 4.7% of the Fund’s net assets. As of April 30, 2024, the Kopernik International Fund valued in accordance with fair value procedures was $36,154,167 or 6.7% of the Fund’s net assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2024. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Kopernik Global All-Cap Fund

	Fair Value at	Valuation
Asset	April 30, 2024	Techniques	Unobservable Inputs	Inputs

Common Stock	$90,572,480	Fair Valued	Discount Rate	70%
Common Stock	$1,897,589	Fair Value	Adjusted Trade Price	$10.86
Convertible Bond	$7,181,923	Adjusted Recent Trade	Adjusted Trade Price	$101.04
Rights	$1,291,769	Adjusted Recent Trade	Adjusted Trade Price	$0.85

Kopernik International Fund

	Fair Value at	Valuation
Asset	April 30, 2024	Techniques	Unobservable Inputs	Inputs

Common Stock	$36,154,167	Fair Valued	Discount Rate	70%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2024, the Funds did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the six months ended April 30, 2024.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Kopernik Global All-Cap Fund had open option contracts as of April 30, 2024 as disclosed in the Funds’ Schedule of Investments.

For the six months ended April 30, 2024, the quarterly average balances of options held by the Funds were as follows:

Kopernik Global All-Cap Fund

Average Quarterly Market Value Contracts Purchased	$40,115,426

Average Quarterly Market Value Contracts Written	$—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

Kopernik Global International Fund

Average Quarterly Market Value Contracts Purchased	$10,375,368

Average Quarterly Market Value Contracts Written	$—

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Funds retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the Funds for the benefit of the remaining shareholders. For the six months ended April 30, 2024, Kopernik Global All-Cap Fund Class A Shares did not have any redemption fees.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust. The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2024, the Kopernik Global All-Cap Fund and Kopernik International Fund paid $743,917 and $189,910, respectively, for these services.

The Funds have adopted a distribution plan with respect to the Class A Shares and Investor Class Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. Under the distribution plan, the Funds may receive up to 0.25% of the average daily net assets of the Class A Shares and Investor Class Shares as compensation for distribution and shareholder services.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust.

During the six months ended April 30, 2024, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $38,045 and $8,705, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 (revised February 8, 2017 and March 1, 2018) for the Kopernik International Fund) to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2025 (the “Contractual Expense Limit”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2024. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025. During the six months ended April 30, 2024, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

	Class A	Class I	Investor
	Shares	Shares	Class Shares
Kopernik Global All-Cap Fund	1.35%	1.10%	N/A
Kopernik International Fund	N/A	1.10%	1.35%
N/A - Not Applicable

Prior to March 1, 2018, the Contractual Expense Limit for the Kopernik International Fund was 0.70% for Investor Class Shares and 0.45% for Class I Shares.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place.

For the six months ended April 30, 2024, the Funds have completed recapturing previously waived fees by the Adviser.

6. Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2024 was as follows:

Asset Derivatives			Liability Derivatives
Statements of Assets			Statements of Assets
and Liabilities		Fair Value	and Liabilities	Fair Value

Kopernik Global All-Cap Fund
Equity contracts	Investments, at value**	$28,347,210	Options and Swaptions written, at value	$–

Total Derivatives not accounted for as hedging instruments		$28,347,210		$–

Kopernik International Fund
Equity contracts	Investments, at value**	$7,152,840	Options and Swaptions written, at value	$–

Total Derivatives not accounted for as hedging instruments		$7,152,840		$–

**	Includes purchased options and/or swaptions.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended April 30, 2024.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total

Kopernik Global All-Cap Fund
Equity contracts	$(27,824,348)	$—	$—	$—	$—	$(27,824,348)
Total	$(27,824,348)	$—	$—	$—	$—	$(27,824,348)

Kopernik International Fund
Equity contracts	$(7,189,504)	$—	$—	$—	$—	$(7,189,504)
Total	$(7,189,504)	$—	$—	$—	$—	$(7,189,504)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total

Kopernik Global All-Cap Fund
Equity contracts	$(71,046,883)	$—	$—	$—	$—	$(71,046,883)
Total	$(71,046,883)	$—	$—		$—	$(71,046,883)

Kopernik International Fund
Equity contracts	$(19,106,422)	$—	$—	$—	$—	$(19,106,422)
Total	$(19,106,422)	$—	$—	$—	$—	$(19,106,422)

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

7. Share Transactions:

	Six-Month
	Period
	Ended	Year
	April 30, 2024	Ended
Kopernik Global All-Cap Fund	(Unaudited)	October 31, 2023

Shares Transactions:

Class A Shares

Issued	686,391	1,756,272

Reinvestment of Distributions	454,678	666,458

Redeemed	(1,133,964)	(1,872,496)

Increase in Class A Shares	7,105	550,234

Class I Shares

Issued	15,632,756	60,174,804

Reinvestment of Distributions	10,449,015	13,673,670

Redeemed	(21,634,787)	(56,164,122)

Increase in Class I Shares	4,446,984	17,684,352

	Six-Month
	Period
	Ended	Year
	April 30, 2024	Ended
Kopernik International Fund	(Unaudited)	October 31, 2023

Shares Transactions:

Class I Shares

Issued	8,256,823	18,422,971

Reinvestment of Distributions	3,062,581	722,742

Redeemed	(8,877,767)	(22,933,331)

Increase (Decrease) in Class I Shares	2,441,637	(3,787,618)

Investor Shares

Issued	171,932	586,624

Reinvestment of Distributions	132,548	18,996

Redeemed	(709,341)	(455,311)

Increase (Decrease) in Investor Shares	(404,861)	150,309

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

8. Investment Transactions:

For the six months ended April 30, 2024, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

		Purchases		Sales and Maturities

Kopernik Global All-Cap Fund	$	353,140,788	$	580,450,131

Kopernik International Fund		80,824,815		155,767,033

There were no purchases or sales of long-term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. The permanent differences are primarily related to investments in Passive Foreign Investment Companies (“PFICs”) and foreign currency. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for the Funds during the years ended October 31, 2023 and October 31, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total

Kopernik Global All-Cap Fund
2023	$25,819,341	$175,066,572	$200,885,913
2022	190,465,339	6,509,988	196,975,327

Kopernik International Fund
2023	7,352,357	8,179,428	15,531,785

2022	28,113,609	5,054,941	33,168,550

As of October 31, 2023, the components of accumulated losses on a tax basis were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Undistributed Ordinary Income	$112,778,524	$41,040,773
Undistributed Long-Term Capital Gains	57,783,655	20,876,468
Unrealized Depreciation	(219,943,150)	(72,293,533)
Other Temporary Differences	(12)	(4)

Total Accumulated Losses	$(49,380,983)	$(10,376,296)

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in derivatives, passive foreign investment companies and losses from wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Kopernik Global All-Cap Fund	$2,162,604,249	$371,357,792	$(450,227,177)	$(78,869,385)
Kopernik International Fund	569,601,298	65,513,747	(116,791,076)	(51,277,329)

10.  Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Risk — Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Foreign Currency Risk — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar, in which case, will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non-U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Geographic Focus Risk — To the extent that a large portion of their portfolios is invested in a particular country or region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

Sanctions Risk — On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. The sanctions and/or any retaliatory action by Russia could also require the Fund to freeze any existing investments in Russian companies or prohibit the Fund from selling or transacting in these investments and could potentially impact the Fund’s liquidity. In general terms, the overall negative impact to the Fund will depend on the extent to which the Fund is prohibited from selling or otherwise transacting in its investments at any given time and whether a fair market valuation can be readily obtained, particularly for any Russia currency-denominated investments and investments in U.S. dollar-denominated depositary receipts representing securities of Russian issuers.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

Valuation Risk — Valuation risk is the risk that certain securities may be difficult to value and/or valued incorrectly. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

11.  Concentration of Shareholders:

At April 30, 2024, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

	No. of Shareholders	% Ownership

Kopernik Global All-Cap Fund, Class A Shares	2	50%

Kopernik Global All-Cap Fund, Class I Shares	4	65%

Kopernik International Fund, Class I Shares	4	72%

Kopernik International Fund, Investor Class Shares	1	65%

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024 (Unaudited)

12.  Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13.  Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2023 to April 30, 2024).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000

= 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2024

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	11/01/23	4/30/24	Ratios	Period*

Kopernik Global All-Cap Fund

Actual Fund Return

Class A Shares	$1,000.00	$1,067.20	1.26%	$6.48

Class I Shares	1,000.00	1,069.30	1.01	5.20

Hypothetical 5% Return

Class A Shares	$1,000.00	$1,018.60	1.26%	$6.32

Class I Shares	1,000.00	1,019.84	1.01	5.07

Kopernik International Fund

Actual Fund Return

Investor Shares	$1,000.00	$1,047.70	1.29%	$6.57

Class I Shares	1,000.00	1,049.40	1.04	5.30

Hypothetical 5% Return

Investor Shares	$1,000.00	$1,018.45	1.29%	$6.47

Class I Shares	1,000.00	1,019.69	1.04	5.22

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period shown).

NOTES

NOTES

Kopernik Funds

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, FL 33602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KGI-SA-001-1100

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024